Organization - Schedule of Assets and Liabilities of VIEs (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Organization
Total current assets	¥ 11,058,526,301	$ 1,603,335,598	¥ 12,218,088,667
Total non-current assets	1,687,909,086	244,723,814	1,873,036,506
Total assets	12,746,435,387	1,848,059,412	14,091,125,173
Total current liabilities	584,929,946	84,806,870	493,517,245
Total non-current liabilities	118,793,233	17,223,399	1,074,068,647
Total liabilities	703,723,179	102,030,269	1,567,585,892
Variable Interest Entity
Organization
Total current assets	10,187,329,026	1,477,023,868	11,767,368,363
Total non-current assets	1,619,591,980	234,818,765	1,744,115,342
Total assets	11,806,921,006	1,711,842,633	13,511,483,705
Total current liabilities	666,524,001	96,636,897	1,339,051,890
Total non-current liabilities	118,782,810	17,221,888	592,668,094
Total liabilities	785,306,811	113,858,785	1,931,719,984
Variable Interest Entity | Short-term loan principal and financing service fee receivables
Organization
Total current assets			2,339,575,202
Variable Interest Entity | Amounts due from group companies
Organization
Total current assets	109,713,457	15,906,956	1,980,008,928
Variable Interest Entity | Other current assets
Organization
Total current assets	10,077,615,569	1,461,116,912	7,447,784,233
Variable Interest Entity | Amounts due to group companies
Organization
Total current liabilities	96,930,129	14,053,548	915,529,107
Variable Interest Entity | Other current liabilities
Organization
Total current liabilities	¥ 569,593,872	$ 82,583,349	¥ 423,522,783